Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2018
IFRS Statement [Line Items]
Other current assets		$ 18,559	$ 17,731
Gains (losses) on financial assets at fair value through profit or loss		0	0	$ 322
Income tax liabilities		2,903	6,007
Financial assets at fair value through profit or loss, category [member]
IFRS Statement [Line Items]
Proceeds from disposal or maturity of available-for-sale financial assets	$ 10,000
Other current assets					$ 22,000
Gains (losses) on financial assets at fair value through profit or loss				23,038
Income tax liabilities	2,304			$ 2,304
Disposal Or Maturity Of Available for sale Financial Assets	$ 32,000
Reclassification into financial assets at fair value through profit or loss		$ 3,732	$ 2,032